RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Office rental expense	$ 21,815		$ 18,573		$ 16,944
Purchase of property and equipment	912,355		283,998		236,555
Chin Son, Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Purchase of property and equipment	0	[1]	0	[1]	1,756	[1]
Crown's subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense	370		428		461
Purchase of property and equipment	371		351		307
Software license fee expense	312		312
Lisboa Holdings Limited [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	895	[1]	1,157	[1]	1,493	[1]
Melco's subsidiaries and its associated companies [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense	643		483		509
Office rental expense	308		586		533
Purchase of property and equipment	597		1,479		186
Service fee expense	802	[2]	646	[2]	502	[2]
Other service fee income	510		345		307
Rooms and food and beverage income	49		161		221
MCE Charity Association [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Donation expense	0	[3]	0	[3]	120	[3]
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	171	[1]	136	[1]	124	[1]
Traveling expense	2,962	[1],[4]	2,976	[1],[4]	2,794	[1],[4]
Rooms and food and beverage income	36	[1]	77	[1]	445	[1]
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	1,809	[1]	1,711	[1]	2,008	[1]
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	570	[1],[4]	327	[1],[4]	482	[1],[4]
STDM and STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Advertising and promotional expenses	49	[1]	88	[1]	116	[1]
Office rental expense	1,405	[1]	1,404	[1]	807	[1]
Service fee expense	222	[1]	216	[1]	113	[1]
Traveling expense	113	[1],[4]	33	[1],[4]	115	[1],[4]
Crown [Member] | Transactions with shareholders [Member]
Related Party Transaction [Line Items]
Consultancy fee capitalized in deferred financing costs	0		222
Melco [Member] | Transactions with shareholders [Member]
Related Party Transaction [Line Items]
Development costs	0		3,000
Interest expense	$ 0		$ 0		$ 174

[1]	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company's Chief Executive Officer, has/have beneficial interests.
[2]	The amounts mainly represent the Company's reimbursement to Melco's subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company's Chief Executive Officer.
[3]	An association of which certain subsidiaries of the Company are directors.
[4]	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.